Condensed Consolidated Statements of Operations - USD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Total revenues	$ 16,866	$ 19,751	$ 33,435	$ 37,672	$ 77,794	$ 66,608	$ 62,286
Total costs and expenses	(15,637)	(17,812)	(30,330)	(33,810)	(70,070)	(63,078)	(59,237)
Gross profit	1,229	1,939	3,105	3,862	7,724	3,530	3,049
Income/(loss) from operating investments, net	7	44	74	17	46	(16)	210
General and administrative expense	(1,377)	(1,286)	(2,538)	(2,590)	(5,168)	(4,187)	(4,157)
Research and development expense, net	(954)	(797)	(1,822)	(1,538)	(3,377)	(2,852)	(2,249)
Gain on dispositions, net	5	1	5	1	2	6	277
Loss from operations	(1,090)	(99)	(1,176)	(248)	(773)	(3,519)	(2,870)
Other income, net	248	320	525	622	1,227	1,058	551
Interest and debt expense	(673)	(621)	(1,242)	(1,270)	(2,459)	(2,561)	(2,714)
Loss before income taxes	(1,515)	(400)	(1,893)	(896)	(2,005)	(5,022)	(5,033)
Income tax (expense)/benefit	76	251	99	322	237	31	743
Net loss	(1,439)	(149)	(1,794)	(574)	(2,242)	(5,053)	(4,290)
Less: net loss attributable to noncontrolling interest			(12)	(11)	(20)	(118)	(88)
Net loss attributable to Boeing Shareholders	$ (1,439)	$ (149)	$ (1,782)	$ (563)	$ (2,222)	$ (4,935)	$ (4,202)
Basic loss per share (in dollars per share)	$ (2.33)	$ (0.25)	$ (2.9)	$ (0.93)	$ (3.67)	$ (8.3)	$ (7.15)
Diluted loss per share (in dollars per share)	$ (2.33)	$ (0.25)	$ (2.9)	$ (0.93)	$ (3.67)	$ (8.3)	$ (7.15)
Weighted average diluted shares (millions) (in shares)	616.6	605.5	614.8	603.9	606.1	595.2	588.0
Sales of products
Total revenues	$ 13,524	$ 16,687	$ 26,792	$ 31,601	$ 65,581	$ 55,893	$ 51,386
Cost of products and services	(12,907)	(15,123)	(24,971)	(28,676)	(59,864)	(53,969)	(49,954)
Sales of services
Total revenues	3,342	3,064	6,643	6,071	12,213	10,715	10,900
Cost of products and services	$ (2,730)	$ (2,689)	$ (5,359)	$ (5,134)	$ (10,206)	$ (9,109)	$ (9,283)